CONCENTRATIONS	6 Months Ended
Dec. 31, 2022
CONCENTRATIONS
CONCENTRATIONS

NOTE 22. CONCENTRATIONS

Credit risk

As of June 30, 2022 and December 31, 2022, approximately ¥20.3 million and ¥58.2 million ($8.4 million) of the Company’s cash was on deposit at financial institutions in the PRC, respectively. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥17.8 million and ¥54.0 million ($7.8 million) as of June 30, 2022 and December 31, 2022, respectively. As of June 30, 2022 and December 31, 2022, approximately ¥297.2 million and ¥211.5 million ($30.7 million) of the Company’s cash was on deposit at financial institutions in the Hong Kong, respectively. Per Hong Kong regulations, the maximum insured bank deposit amount is HKD 500,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥296.8 million and ¥209.4 million ($30.4 million) as of June 30, 2022 and December 31, 2022, respectively.

Customer concentration risk

For the six months ended December 31, 2021, CNPC represented 48%, SINOPEC represented 26%, and another customer represented 14% of the Company’s total revenue, respectively. At December 31, 2021, CNPC accounted for 54%, SINOPEC represented 13% and another customer accounted for 13% of the Company’s trade accounts receivable, net, respectively.

For the six months ended December 31, 2022, CNPC represented 41%, SINOPEC represented 31%, and another customer represented 10% of the Company’s total revenue, respectively. At December 31, 2022, CNPC accounted for 43%, SINOPEC represented 18% and another customer accounted for 14% of the Company’s trade accounts receivable, net, respectively.